Financial instruments - Offsetting of Derivatives (Details) - EUR (€) € in Millions	Dec. 31, 2018	Dec. 31, 2017
Derivatives - assets
Gross amount of financial instruments as presented upon balance sheet	€ 49.1	€ 20.7
Related financial instruments that are offset	(29.8)	(20.7)
Net amount	19.3	0.0
Derivatives - liabilities
Gross amount of financial instruments as presented upon balance sheet	(36.9)	(69.2)
Related financial instruments that are offset	29.8	20.7
Net amount	€ (7.1)	€ (48.5)